Acquisitions	12 Months Ended
Dec. 31, 2025
Business Combination [Abstract]
Acquisitions	6.2. Acquisitions
Accounting policies
Business combinations are accounted for using the acquisition method. At the acquisition date the consideration transferred, comprising the sum of assets transferred, liabilities assumed and equity interests issued, is generally measured at fair value. The consideration transferred is allocated to the separately identifiable assets acquired and liabilities assumed, including assets and liabilities that were not recognized on the statement of financial position of the acquiree, such as certain intangible assets or contingent liabilities. The total amount of consideration transferred and non-controlling interests in the acquiree, if any, exceeding the net of all identifiable assets acquired and liabilities assumed is recognized as goodwill. The acquisition-related costs are recognized as expenses in the periods incurred, except for the costs related to issuing debt or equity securities. The results of businesses acquired are consolidated in the results of Nokia from the acquisition date.
Acquisition of Infinera
On 28 February 2025, Nokia completed the acquisition of Infinera Corporation (Infinera), pursuant to the definitive agreement announced on 27 June 2024. Infinera, the San Jose based global supplier of innovative open optical networking solutions and advanced optical semiconductors, became part of the Nokia Group effective as of the closing, with Nokia holding 100% of its equity and voting rights. The acquisition is expected to significantly improve Nokia’s scale and profitability in optical networks, and accelerate Nokia’s growth strategy in data centers and strengthen its presence both in North America and with hyperscalers. Nokia is reporting the acquired business as part of its Network Infrastructure segment.
Purchase consideration
The purchase consideration transferred to the Infinera shareholders comprised cash and
127 434 986 Nokia shares in the form of American Depository Shares (ADSs). The fair value of
Nokia shares issued was determined with reference to the closing price of Nokia ADSs in the New
York Stock Exchange on 28 February 2025. The total purchase consideration also included the fair value of the portion of Infinera’s performance and restricted shares attributable to pre-
combination services that were replaced with Nokia’s share-based payment awards, and the fair value of Infinera's convertible senior notes as described below.
The acquisition resulted in a conversion event and a “make whole fundamental change” for
Infinera’s convertible senior notes in accordance with relevant indentures. The fair value of convertible notes included in the purchase consideration was determined with regards to the pricing mechanism of the “make whole fundamental change” in accordance with the bond terms.
The pricing formula included a component which was dependent on the performance of Nokia ADSs
40 trading days after conversion notice from each individual bondholder. The fair value of convertible notes included as part of the purchase consideration was determined based on the closing price of Nokia ADSs in the New York Stock Exchange at the date of acquisition. Conversion elections expired on 19 March 2025 with all bondholders surrendering their notes. The surrendered notes were settled in cash in May 2025. Nokia recognized EUR 23 million loss in the financial expenses in the consolidated income statement for the change in the fair value of convertible notes between the acquisition date and the subsequent settlement date.

EURm	28 February 2025
Cash	1 066
Infinera's convertible notes	785
Nokia shares issued	584
Portion of the replacement equity awards attributable to pre-combination service	61
Total purchase consideration	2 496
Fair value of net assets acquired and goodwill

EURm	28 February 2025
ASSETS
Intangible assets	1 111
Property, plant and equipment	241
Deferred tax assets	82
Inventories	337
Trade receivables(1)	349
Other assets	207
Cash and cash equivalents	78
Assets acquired	2 405
LIABILITIES
Deferred tax liabilities	37
Trade payables	230
Contract liabilities	184
Other liabilities	291
Liabilities assumed	742
Net identifiable assets acquired	1 663
Goodwill	833
Net assets acquired	2 496
(1)The gross amount of trade receivables does not materially differ from their fair value, and it is expected that the full contractual amounts can be collected.
Goodwill arising from the acquisition of Infinera amounts to EUR 833 million and is primarily attributable to the acquired workforce, as well as anticipated synergies and economies of scale.
Goodwill is allocated in its entirety to the Network Infrastructure segment and is expected not to be deductible for income tax purposes.
Fair values of intangible assets acquired

	Fair value (EURm)	Useful life (years)
Customer relationships	646	12
Technologies	380	3-4
Tradenames and other	85	3-4
Total	1 111
Critical accounting judgment
The determination and fair value measurement of intangible assets recognized separately from goodwill are dependent on management estimations and assumptions, including value drivers and synergies of the acquisition, and revenue growth, profitability and cash flow projections, useful lives and other characteristics of the intangible assets, as well as discount rates, as of the acquisition date. Assumptions and estimations have material impact on the carrying value of the intangible assets at initial recognition, and on the subsequent amortization expense.
Acquisition-related costs amounted to EUR 41 million of which EUR 21 million is recorded in 2025.
Acquisition-related costs are presented in selling, general and administrative expenses in the consolidated income statement, and in operating cash flows in the consolidated statement of cash flows.
From 28 February to 31 December 2025 the acquired business contributed net sales of EUR 1 258 million and an operating loss of EUR 215 million to the consolidated income statement. Nokia
Group net sales and operating profit in 2025 would have been EUR 20 092 million and EUR 846 million, respectively, had the acquisition been completed on 1 January 2025. The information regarding the combined entity’s net sales and operating profit as of the beginning of 2025 is unaudited and for illustrative purposes only, and is calculated by using the subsidiary’s results for
January-February 2025 adjusted for the impacts of accounting policy alignment and release of purchase price allocation adjustments.